Note 7 - Rent Obligation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
NOTE
7
– RENT OBLIGATION

Our corporate offices are located at
2915
Commers Drive, Suite
900,
Eagan, Minnesota
55121.
On
November 22, 2017,
the Company signed a
second
amendment to our lease last amended on
January 28, 2013.
The lease as amended has a
three
-year term effective
February 1, 2018
ending
January 31, 2021.
We lease
5,773
square feet at this location, of which
2,945
square feet is used for office space and
2,828
is used for manufacturing. Our lease is effective through
January 31, 2021.
We expect that this space will be adequate for our current office and manufacturing needs. Rent expense was
$66,122
and
$66,239
for
2017
and
2016,
respectively.

The Company’s rent obligation for the next
four
years are as follows:

2018	$39,000
2019	$40,000
2020	$42,000
2021	$3,000